EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Company contributions	$ 24	$ 17
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay (up to)	3.00%